INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	$ 398,096
Balance, end of year	362,000	$ 398,096
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	510,023	321,066
Exchange rate differences	2,111	(6,531)
Additions	15,187	8,750
Disposals	(25,793)	(28,013)
Business combinations		214,751
Balance, end of year	501,528	510,023
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(111,927)	(112,846)
Exchange rate differences	880	(1,695)
Additions	52,252	28,249
Disposals	(25,531)	(27,473)
Balance, end of year	(139,528)	(111,927)
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	11,780
Balance, end of year	19,805	11,780
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	32,188	24,687
Exchange rate differences	25	(50)
Additions	15,187	8,750
Disposals	(12)	(1,199)
Business combinations		0
Balance, end of year	47,388	32,188
Software | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(20,408)	(14,876)
Exchange rate differences	15	2
Additions	7,172	6,189
Disposals	(12)	(659)
Balance, end of year	(27,583)	(20,408)
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	11,044
Balance, end of year	0	11,044
Trademarks | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	23,189	36,367
Exchange rate differences	485	(1,262)
Additions	0	0
Disposals	(23,674)	(19,570)
Business combinations		7,654
Balance, end of year	0	23,189
Trademarks | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(12,145)	(29,786)
Exchange rate differences	355	(585)
Additions	11,174	2,514
Disposals	(23,674)	(19,570)
Balance, end of year	0	(12,145)
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	41,224
Balance, end of year	28,919	41,224
Customer relationships | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	75,429	50,108
Exchange rate differences	455	(1,455)
Additions	0	0
Disposals	(1,845)	(2,393)
Business combinations		29,169
Balance, end of year	74,039	75,429
Customer relationships | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(34,205)	(28,223)
Exchange rate differences	353	(914)
Additions	12,407	9,289
Disposals	(1,845)	(2,393)
Balance, end of year	(45,120)	(34,205)
Technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	88,308
Balance, end of year	66,924	88,308
Technology | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	133,477	53,192
Exchange rate differences	272	(548)
Additions	0	0
Disposals	0	(4,851)
Business combinations		85,684
Balance, end of year	133,749	133,477
Technology | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(45,169)	(39,961)
Exchange rate differences	157	(198)
Additions	21,499	10,257
Disposals	0	(4,851)
Balance, end of year	(66,825)	(45,169)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	245,740
Balance, end of year	246,352	245,740
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	245,740	156,712
Exchange rate differences	874	(3,216)
Additions	0	0
Disposals	(262)	0
Business combinations		92,244
Balance, end of year	246,352	245,740
Goodwill | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	0	0
Exchange rate differences	0
Additions	0	0
Disposals	0	0
Balance, end of year	$ 0	$ 0